Preferred Stock	6 Months Ended
Jun. 30, 2026
Preferred Stock [Abstract]
Preferred Stock

Note 11. Preferred Stock

Under terms of the June 26, 2026 Amended and Restated Articles of Incorporation, the Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. There were no shares of preferred stock issued or outstanding as of June 30, 2026 and December 31, 2025.